Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Share Presented In The Unaudited Condensed Consolidated Statement Of Operations

The net income (loss) per share presented in the unaudited condensed consolidated statement of operations is based on the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net income	$290,145	$731,121	$1,257,210	$517,286
Accretion of common stock to redemption value(1)	(679,973)	(27,171,067)	(3,016,544)	(27,171,067)
Net loss including accretion of common stock to redemption value	$(389,828)	$(26,439,946)	$(1,759,334)	$(26,653,781)

(1)      Accretion amount includes fees deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.

Schedule of Basic and Diluted Net Loss Per Common Stock

The net income (loss) per share presented in the unaudited condensed consolidated statement of operations is based on the following:

	Three Months Ended September 30, 2023		Three Months Ended September 30, 2022
	Redeemable share	Non- redeemable shares	Redeemable shares	Non- redeemable shares
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net income (loss) including accretion of common stock	$(239,019)	$(150,809)	$(20,399,824)	$(6,040,122)
Accretion of common stock to redemption value(1)	679,973	—	27,171,067	—
Allocation of net income (loss)	$440,954	$(150,809)	$6,771,243	$(6,040,122)

Denominator:
Basic and diluted weighted average shares outstanding	5,396,650	3,405,000	11,500,000	3,405,000
Basic and diluted net income (loss) per share	$0.08	$(0.04)	$0.59	$(1.77)
	Nine Months Ended September 30, 2023		Nine Months Ended September 30, 2022
	Redeemable share	Non- redeemable shares	Redeemable shares	Non- redeemable shares
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net income (loss) including accretion of common stock	$(1,203,060)	$(556,274)	$(18,735,533)	$(7,918,248)
Accretion of common stock to redemption value(1)	3,016,544	—	27,171,067	—
Allocation of net income (loss)	$1,813,484	$(556,274)	$8,435,534	$(7,918,248)

Denominator:
Basic and diluted weighted average shares outstanding	7,364,030	3,405,000	7,551,471	3,191,498
Basic and diluted net income (loss) per share	$0.25	$(0.16)	$1.12	$(2.48)

(1)      Accretion amount includes fees deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.

The net income (loss) per share presented in the statement of operations is based on the following:
	For the Year Ended December 31, 2022		For the Period from March 16, 2021 (Inception) through December 31, 2021
	Redeemable shares	Non- redeemable shares	Redeemable shares	Non- redeemable shares
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net loss	$(20,407,722)	$(7,746,983)	$—	$(3,559)
Accretion of ordinary shares subject to possible redemption to redemption value	29,388,057	—	—	—
Allocation of net income (loss)	$8,980,335	$(7,746,983)	$—	$(3,559)

Denominator:
Basic and diluted weighted average shares outstanding	8,526,027	3,236,568	—	—
Basic and diluted net income (loss) per common stock	$1.05	$(2.39)	$—	$—

Schedule of Net Income (Loss) Per Share	The net income (loss) per share presented in the statement of operations is based on the following:
	For the Year Ended December 31, 2022	For the Period from March 16, 2021 (Inception) through December 31, 2021
Net Income	$1,233,352	$(3,559)
Accretion of common stock to redemption value	(29,388,057)	—
Net loss including accretion of common stock to redemption value	$(28,154,705)	$(3,559)